Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 2,690,638,558	$ 2,619,925,301	[1]	$ 1,695,935,607
Debt securities at fair value through profit or loss	101,197,818	291,269,034
Other debt securities	66,522,379	94,891,857		3,383,562,065
Loans and other financing	5,162,500	8,802,913		6,005,827
Cash and cash equivalents	$ 2,863,521,255	$ 3,014,889,105	[1]	$ 5,085,503,499	[1]	$ 4,094,064,152

[1]	See Note 3.